RECEIVABLES, PREPAID EXPENSES, AND LEASE RECEIVABLE - Disclosure of receivables and prepaid expenses (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Abstract]
Receivables	$ 153,512	$ 98,138
Prepaid expenses	898,655	976,232
Total Receivables and Prepaid Expenses	$ 1,052,167	$ 1,074,370